Financial Instruments - Summary of Activity in Cash Flow Hedging Reserve within Equity Related to all Derivative Instruments Classified as Cash Flow Hedges (Detail) (Parenthetical) - INR (₨)
₨ in Millions
12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about hedges [abstract]
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under revenues	₨ 2,471	₨ (4,979)
Net (gain)/loss reclassified to consolidated statement of income on occurrence of hedged transactions under cost of revenues	₨ (1,337)	₨ 797